VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—86.7%
Communication Services—9.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 118
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	150
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	326
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	325	280
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	280	218
CSC Holdings LLC
5.250%, 6/1/24	280	261
144A 7.500%, 4/1/28(1)	210	143
DISH DBS Corp.
5.875%, 11/15/24	135	125
7.750%, 7/1/26	465	375
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	340
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	260
144A 8.000%, 8/1/29(1)	340	281
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	234
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	265	246
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	159
Telesat Canada 144A 6.500%, 10/15/27(1)	175	51
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	277
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	236
		4,096

Consumer Discretionary—15.1%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	200	191
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	75	53
144A 7.125%, 7/15/29(1)	315	183
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	280	272
144A 8.125%, 7/1/27(1)	175	172
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	360	286
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	293
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	310	217
eG Global Finance plc 144A 8.500%, 10/30/25(1)	355	331
Ford Motor Co.
3.250%, 2/12/32	266	199
4.750%, 1/15/43	225	162
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	179
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	304
	Par Value	Value

Consumer Discretionary—continued
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	$ 280	$ 253
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	276
M/I Homes, Inc. 4.950%, 2/1/28	280	249
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	268
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	168
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	380
Nordstrom, Inc. 4.250%, 8/1/31	395	282
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	269
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	280
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	15
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	315	300
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	291
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	340	295
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	268
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	387
		6,823

Consumer Staples—2.7%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	455	423
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	157
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	275
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	425	366
		1,221

Energy—18.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	407
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	315
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	304
BP Capital Markets plc 4.875% (2)	285	249
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	250	229
Cheniere Energy, Inc. 4.625%, 10/15/28	175	158
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	309
144A 5.875%, 2/1/29(1)	115	109
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	$ 440	$ 429
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	375
CrownRock LP
144A 5.625%, 10/15/25(1)	260	251
144A 5.000%, 5/1/29(1)	230	207
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	361
Energy Transfer LP Series H 6.500% (2)	495	426
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	81	78
144A 7.500%, 6/1/30(1)	145	140
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	249
144A 6.000%, 2/1/31(1)	195	168
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	300	276
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	322
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(4)	115	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	188
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	135	137
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	199
Occidental Petroleum Corp.
6.625%, 9/1/30	360	372
6.125%, 1/1/31	345	348
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	161
Southwestern Energy Co. 5.375%, 2/1/29	300	278
Targa Resources Partners LP 4.875%, 2/1/31	270	244
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	341
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	143
USA Compression Partners LP 6.875%, 4/1/26	250	240
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	26
144A 4.125%, 8/15/31(1)	360	307
		8,347

Financials—7.1%
Acrisure LLC 144A 7.000%, 11/15/25(1)	455	418
Ally Financial, Inc. Series B 4.700% (2)	255	171
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	319
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	262
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	165
	Par Value	Value

Financials—continued
Credit Suisse Group AG 144A 9.016%, 11/15/33(1)	$ 325	$ 333
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	407
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	516
Navient Corp.
5.875%, 10/25/24	185	179
4.875%, 3/15/28	140	115
OneMain Finance Corp. 6.875%, 3/15/25	330	317
		3,202

Health Care—8.6%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	29	28
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	229
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	31
144A 11.000%, 9/30/28(1)	52	40
144A 14.000%, 10/15/30(1)	10	6
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	489
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	13
144A 6.125%, 4/1/30(1)	235	116
144A 5.250%, 5/15/30(1)	285	215
144A 4.750%, 2/15/31(1)	160	116
DaVita, Inc. 144A 3.750%, 2/15/31(1)	380	284
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	295	245
Endo Dac 144A 9.500%, 7/31/27(1)(5)	50	7
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	27
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	285	241
Medline Borrower LP 144A 5.250%, 10/1/29(1)	445	353
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	256	195
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	89
144A 10.000%, 4/15/27(1)	76	77
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	179
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	170
144A 6.250%, 2/1/27(1)	130	125
144A 6.125%, 6/15/30(1)	195	186
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	213
5.125%, 5/9/29(7)	200	177
		3,856

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—8.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	$ 380	$ 348
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	150
Boeing Co. (The) 5.930%, 5/1/60	381	347
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	15	15
144A 9.500%, 1/1/31(1)	275	282
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	123
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	181	170
144A 9.750%, 8/1/27(1)	40	40
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	425	337
Icahn Enterprises LP
6.250%, 5/15/26	220	211
5.250%, 5/15/27	280	256
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	74
Pentair Finance S.a.r.l. 5.900%, 7/15/32	290	284
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	402
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	195	158
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	345	311
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	114
5.500%, 11/15/27	310	291
		3,913

Information Technology—3.6%
Block, Inc. 3.500%, 6/1/31	335	267
CDW LLC 3.569%, 12/1/31	290	239
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	122
144A 6.500%, 10/15/28(1)	230	211
Entegris Escrow Corp.
144A 4.750%, 4/15/29(1)	320	292
144A 5.950%, 6/15/30(1)	230	212
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	167
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	5	5
Viasat, Inc. 144A 5.625%, 9/15/25(1)	110	102
		1,617

Materials—8.7%
ArcelorMittal S.A. 6.800%, 11/29/32	340	338
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(8)	395	275
Avient Corp. 144A 7.125%, 8/1/30(1)	280	274
	Par Value	Value

Materials—continued
Celanese U.S. Holdings LLC 6.165%, 7/15/27	$ 160	$ 158
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	159
144A 6.750%, 3/15/26(1)	115	115
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	410	382
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	320	293
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	421
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	360
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	404
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	245	233
144A 6.625%, 11/1/25(1)	265	230
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	360	290
		3,932

Real Estate—2.5%
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	345	284
iStar, Inc. 4.250%, 8/1/25	290	284
MPT Operating Partnership LP 3.500%, 3/15/31	465	319
Service Properties Trust 4.375%, 2/15/30	335	221
		1,108

Utilities—2.1%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	277
144A 5.875%, 4/1/29(1)	90	74
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	216
Vistra Corp. 144A 8.000% (1)(2)	385	368
		935

Total Corporate Bonds and Notes (Identified Cost $44,527)		39,050

Leveraged Loans—4.6%
Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.384%, 6/30/24(9)	160	148
Energy—0.4%
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 8.800%, 9/27/24(9)	197	196

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(9)	$ 151	$ 134
Gaming / Leisure—0.8%
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 11.884%, 5/1/28(9)	113	113
Playa Resorts Holding B.V. (3 month Term SOFR + 4.250%) 8.576%, 1/5/29(9)	232	230
		343

Health Care—0.1%
Envision Healthcare Corp.
(1 month Term SOFR + 8.025%) 12.605%, 3/31/27(9)	10	9
(3 month Term SOFR + 3.750%) 8.330%, 3/31/27(9)	82	21
(3 month Term SOFR + 4.250%) 8.830%, 3/31/27(9)	36	12
		42

Information Technology—0.4%
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 11.730%, 3/2/29(9)	175	160
Manufacturing—0.7%
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.480%, 6/23/28(9)	148	141
Second Lien (3 month LIBOR + 8.250%) 12.980%, 6/25/29(9)	190	167
		308

Service—0.5%
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(9)	77	68
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 8.688%, 8/7/28(9)	192	178
		246

Transportation - Automotive—0.5%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 6.384%, 11/2/23(9)	250	244
Utilities—0.6%
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(9)	273	250
	Par Value	Value

Utilities—continued
Tranche C (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(9)	$ 16	$ 14
		264

Total Leveraged Loans (Identified Cost $2,227)		2,085

	Shares
Preferred Stocks—1.5%
Financials—0.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(10)	218
Citigroup, Inc. Series T, 6.250%	190(10)	184
		402

Industrials—0.6%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(9)	290(10)	285
Total Preferred Stocks (Identified Cost $723)		687

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(4)(11)	33,144	19
NMG Parent LLC(4)(11)	116	17
		36

Energy—0.3%
Frontera Energy Corp.(7)(11)	182	2
QuarterNorth Energy Holding, Inc.	1,072	146
		148

Total Common Stocks (Identified Cost $331)		184

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(11)	8,563	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—93.2% (Identified Cost $47,815)		42,016

Short-Term Investment—4.9%
Money Market Mutual Fund—4.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(12)	2,202,598	2,203
Total Short-Term Investment (Identified Cost $2,203)		2,203

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(12)(13)	26,060	$ 26
Total Securities Lending Collateral (Identified Cost $26)		26

TOTAL INVESTMENTS—98.2% (Identified Cost $50,044)		$44,245
Other assets and liabilities, net—1.8%		820
NET ASSETS—100.0%		$45,065

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $30,330 or 67.3% of net assets.
(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	All or a portion of security is on loan.
(8)	100% of the income received was in cash.
(9)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
Canada	4
Luxembourg	3
Netherlands	2
United Kingdom	2
Australia	2
Germany	1
Other	1
Total	100%
† % of total investments as of December 31, 2022.

The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$39,050	$—	$39,049	$1
Leveraged Loans	2,085	—	2,085	—
Equity Securities:
Preferred Stocks	687	—	687	—
Common Stocks	184	2	146	36
Rights	10	—	—	10
Money Market Mutual Fund	2,203	2,203	—	—
Securities Lending Collateral	26	26	—	—
Total Investments	$44,245	$2,231	$41,967	$47
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.